GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - CGU impairment assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Impairment	$ 204	$ 116	$ 1,038
Property, plant and equipment	41,041	$ 33,311
South Africa | Long Products South Africa
Disclosure of information for cash-generating units [line items]
Recoverable Amount (Value in Use)			$ 264
Impairment	$ 112
Discount rate (in percent)			17.30%	17.50%
Property, plant and equipment			$ 86